Debt	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Debt
17.	Debt

The carrying value of the Company’s outstanding debt consists of the following:

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
Secured borrowings	R$	255,471	R$	199,320	US$	60,254
Nonconvertible notes - Debentures		122,284		84,202		25,454
Bank loans		5,161		2,449		740
Transfer of financial assets with recourse		4,466		—		—

Total long-term debt		387,382		285,971		86,448
Current portion of long-term debt		75,956		106,577		32,218

Long-term debt, net of current portion	R$	311,426	R$	179,394	US$	54,230

The terms and conditions for loans and borrowings as of December 31, 2016 and 2017 are as follows:

				At December 31, 2016	At December 31, 2017	At December 31, 2017
	Currency	Nominal interest rate p.a.	Year of maturity	Carrying amount	Carrying amount	Carrying amount
				BRL	BRL	USD
Secured borrowing - FINAME/BNDES	RS	5.5%	2018	506	200	60
Secured borrowing - FINAME/BNDES	RS	3.0%	2018	926	338	102
Nonconvertible notes - Debentures	RS	100% of CDI + 3.2%	2020	122,284	84,202	25,454
Secured borrowing - Working capital	RS	138.5% of CDI	2020	130,001	115,783	35,002
Secured borrowing - Working capital	RS	100% of CDI + 4.74%	2020	64,819	—	—
Secured borrowing - Working capital	RS	100% of CDI + 3.65%	2020	59,219	56,811	17,174
Secured borrowing - Working capital	RS	TJLP +3%	2026	—	26,188	7,916
Transfer of financial assets with recourse	RS	129.5% of CDI	2017	4,466	—	—
Bank Loan	MXN	TIIE + 1.6%	2017	5,161	—	—
Bank Loan	MXN	TIIE + 1.6%	2018	—	2,449	740

Total				387,382	285,971	86,448

CDI: Interbank Deposit Certificate rate.

TIIE: Interbank Equilibrium Interest Rate

FINAME/BNDES: Special Agency for Industrial Financing/ National Bank of Economic and Social Development

The Company’s subsidiary NS2 entered into secured borrowing and bank loan arrangements for working capital and acquisition of property and equipment. Additionally, the subsidiary NS2 issued nonconvertible debentures to settle previous debt and for working capital purposes. The secured borrowings and debentures are secured by the fiduciary assignment of the trade accounts receivable originated by credit card sales with a carrying amount of R$117,365 and R$87,418 (US$26,426) on December 31, 2016 and 2017, respectively. Certain items of property and equipment were given as collateral for FINAME/BNDES loans, with the carrying amount of R$5,007 and R$4,547 (US$1,375) at December 31, 2016 and 2017, respectively.

As a consequence of obtaining secured borrowings for working capital purposes, NS2 assumed the covenant of maintaining the ratio between financial debt and accounts receivable from credit card operators lower or equal to 3 (three).

For the nonconvertible debentures issuance, NS2 assumed contractual commitments that may accelerate the maturity of obligations in their entirety if the following situations occur, mainly related to: i) non-payment by the issuer, on maturity date, of the contracted obligations to debenture holders; ii) non-compliance by the Company, while there are outstanding debentures, with the ratio of financial indebtedness and accounts receivable from credit cards lower or equal to 3 (three) to be calculated semi-annually based on the financial statements.

The Company was in compliance as of December 31, 2017, with all financial covenants described above, as demonstrated below:

	Year ended December 31,
	2016	2017	2017
	BRL	BRL	USD
Credit card operations – Gross(1)	203,691	114,218	34,528
Long-term debt	387,382	285,971	86,448
Coefficient ratio (lower or equal to 3)	1.90	2.50	2.50

(1)	For covenants calculation purposes, the numerator used to calculate the ratio (credit card gross) represents the balance receivable from credit card operators as of December 31, 2017 considering the face value of the corresponding sales invoices (i.e. including interest over installment sales).

On July 03, 2017, the Company entered into a financing agreement with Financiadora de Estudos e Projetos – FINEP (public institution linked to the Ministry of Science and Technology), in the amount of R$79,667. The funds from this financing will be part of a financing package aimed at supporting the strategic plan of innovation. The financing has a grace period of 24 months, which covers the period from the agreement signature date and to the date of maturity of the amortization installment, payable in 85 installments, with the first one falling due on July 15, 2019 and the last on July 15, 2026. The first tranche of R$25.8 million was received in October 2017.

The weighted average interest rate for debt was 17.99% and 9.87% for the years ended December 31, 2016 and 2017, respectively.

Reconciliation of movements of assets, liabilities and equity to cash flows arising from financing activities

	Assets or liabilities
	Long term debt				Reverse factoring				Trade accounts payable				Trade accounts receivable
	BRL		USD		BRL		USD		BRL		USD		BRL		USD
As of January 1, 2017	R$	387,382	US$	117,105	R$	27,867	US$	8,424	R$	335,430	US$	101,400	R$	213,994	US$	64,690
Changes from financing cash flows
Proceeds from debt		159,984		48,363		—		—		—		—		—		—
Payments of debt		(170,459)		(51,529)		—		—		—		—		—		—
Payments of interest		(46,613)		(14,091)		(916)		(277)		(55,936)		(16,909)		(7,166)		(2,166)
Proceeds from issuance of common shares		—		—		—		—		—		—		—		—
Total from financing cash flows		(57,088)		(17,258)		(916)		(277)		(55,936)		(16,909)		(7,166)		(2,166)
Other changes
Adjustments to reconcile net loss to net cash used in operating activities		50,277		15,199		916		277		53,981		16,318		(18,277)		(5,525)
Changes in operating assets and liabilities		—		—		121,061		36,596		34,290		10,366		(74,450)		(22,506)
Cash flows from investing activities		—		—		—		—		—		—		(2,071)		(626)
Non-cash investing and financing activities		(94,151)		(28,462)		—		—		—		—		—		—
Effect of changes in foreign exchange rates		(449)		(136)		—		—		(1,930)		(583)		1,138		344
Total from other changes		(44,323)		(13,399)		121,977		36,873		86,341		26,101		(93,660)		(28,313)

As of December 31, 2017	R$	285,971	US$	86,448	R$	148,928	US$	45,021	R$	365,835	US$	110,591	R$	113,168	US$	34,210

	Equity
	Share Capital				Additional-paid in capital
	BRL		USD		BRL		USD
As of January 1, 2017	R$	141	US$	43	R$	821,988	US$	248,485
Changes from financing cash flows
Proceeds from debt		—		—		—		—
Payments of debt		—		—		—		—
Payments of interest		—		—		—		—
Proceeds from issuance of common shares		84		25		423,082		127,897
Total from financing cash flows		84		25		423,082		127,897
Other changes
Adjustments to reconcile net loss to net cash used in operating activities		—		—		—		—
Changes in operating assets and liabilities		—		—		—		—
Cash flows from investing activities		—		—		—		—
Non-cash investing and financing activities		19		6		101,030		30,541
Effect of changes in foreign exchange rates		—		—		(593)		(179)
Total from other changes		19		6		100,437		30,362

As of December 31, 2017	R$	244	US$	74	R$	1,345,507	US$	406,744